3. Accounts receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Net investment in direct financing and sales-type leases	$ 60,845	$ 53,858
Short-term net investment in direct financing and sales-type leases	1,532	381
Overdue receivable from CeraPay	14,321	0
Overdue receivable from CeraVest	966	0
Receivable from value added services	1,693	1,912
Receivable from insurance commissions	865	1,838
Others	3	0
Less: Allowance for doubtful accounts	(33,760)	(29,074)
Accounts Receivable, Net, Current	$ 46,465	$ 28,915